Average Annual Total Returns{- Growth Portfolio} - 02.28 VIP Growth Portfolio Initial, Service, Service 2 PRO-10 - Growth Portfolio	VIP Growth Portfolio-Initial VIP Return Before Taxes Past 1 year	VIP Growth Portfolio-Initial VIP Return Before Taxes Past 5 years	VIP Growth Portfolio-Initial VIP Return Before Taxes Past 10 years	VIP Growth Portfolio-Service VIP Return Before Taxes Past 1 year	VIP Growth Portfolio-Service VIP Return Before Taxes Past 5 years	VIP Growth Portfolio-Service VIP Return Before Taxes Past 10 years	VIP Growth Portfolio-Service 2 VIP Return Before Taxes Past 1 year	VIP Growth Portfolio-Service 2 VIP Return Before Taxes Past 5 years	VIP Growth Portfolio-Service 2 VIP Return Before Taxes Past 10 years	RS007 Past 1 year	RS007 Past 5 years	RS007 Past 10 years
Total	23.21%	26.29%	19.70%	23.08%	26.16%	19.58%	22.90%	25.98%	19.40%	25.85%	24.56%	19.39%